Commitments and Contingencies	12 Months Ended
Dec. 31, 2021
Disclosure of commitments and contingent liabilities [text block] [Abstract]
COMMITMENTS AND CONTINGENCIES
22.	COMMITMENTS AND CONTINGENCIES

Executives/directors agreements

The Company has several employment agreements with executives and directors with the latest expiring in 2024. All agreements provide for automatic renewal options with varying terms of one year or three years unless terminated by either party. Future payments for employment agreements as of December 31, are as follows:

Amount
Years ending December 31:
2022	$1,235,937
2023	479,584
2024	112,903
Total minimum payment required	$1,828,424

Contracted expenditure commitments

The Company’s contracted expenditures commitments as of December 31, 2021 but not provided in the consolidated financial statements are as follows:

		Payments Due by Period
			Less than			More than
Contractual Obligations	Nature	Total	1 year	1-3 years	4-5 years	5 years
Service fee commitments	(a)	$599,107	$359,464	$239,643	$-	$-
Operating lease commitments	(b)	1,399,168	936,783	414,607	37,596	10,182
		$1,998,275	$1,296,247	$654,250	$37,596	$10,182

(a)	The Company has engaged Stander Information Company Limited (“Stander”) to provide technical services relating to the cash management systems for the Company’s secure logistics business. The service agreement with Stander comprised of a monthly fixed service fee and certain other fees as specified in the agreement. In 2022, the Company plans to acquire their own cash management system to replace Stander’s services, the acquisition cost of the system is approximately $1.1 million (THB36.7 million).

(b)	From time to time, the Company has leased various low value items with various lease terms that the Company is committed to pay in the future.

Bank guarantees

As of December 31, 2021, the Company had commitments with banks for bank guarantees in favor of government agencies and others of approximately $5,700,000.

Litigation

As of the date of filing, the Company is a defendant in various labor related lawsuits totaling approximately $773,858. Management believes these cases are without merit and is confident that the Appeals Court will make the decision according to the consideration of the Court of First Instance and order the dismissal of such lawsuits. Therefore, no provision has been made for these liabilities in the financial statements.